Accumulated Other Comprehensive Income (Loss) (Schedule Of Accumulated Other Comprehensive Income (Loss)) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income Loss [Line Items]
Long term investments, net of tax provision of $nil, $2,847	$ (461)	$ 14,413
Other long-term investments, net of tax of $nil, $nil	(4,133)	(34,442)
Currency translation adjustment	26,161	21,671
Noncontrolling interest	(8,718)	(3,942)
Accumulated other comprehensive income (loss)	$ 12,849	$ (2,300)